Selling and marketing expenses (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Selling And Marketing Expenses
Schedule of selling and marketing expenses

	For the six months ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Salaries and employee benefit	659,985	1,543,131	216,762
Market promotion service fee related to the business development of DAKA merchant membership services	22,524,962	27,854,979	3,912,766
Travel, Meals and Entertainment	298,943	259,243	36,416
Rental	9,724	3,241	455
Depreciation	42,054	58,585	8,229
Others	524,790	99,866	14,028
	24,060,458	29,819,045	4,188,656

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Salaries and employee benefit	1,241,662	1,615,800	226,970
Advertising expenses	1,087,180	1,288,830	181,041
Market promotion service fee related to the business development of DAKA merchant membership services	16,856,156	44,348,132	6,229,545
Travel, Meals and Entertainment	998,343	755,844	106,173
Rental	113,813	16,207	2,277
Depreciation	18,674	82,466	11,584
Accrued credit points for online store consumption	2,159,093	881,572	123,834
Others	520,484	348,286	48,923
Total selling and marketing expenses	22,995,405	49,337,137	6,930,347